AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.2%
	AEROSPACE/DEFENSE — 1.0%
42,089	Archer Aviation, Inc. - Class A*	$456,666
	AGRICULTURE — 0.7%
9,009	Vital Farms, Inc.*	347,027
	AUTO MANUFACTURERS — 2.9%
29,241	Rivian Automotive, Inc. - Class A*	401,771
29,794	XPeng, Inc. - ADR*	532,717
15,690	ZEEKR Intelligent Technology Holding Ltd. - ADR*	400,095
		1,334,583
	AUTO PARTS & EQUIPMENT — 3.5%
35,288	Contemporary Amperex Technology Co., Ltd. - Class A	1,242,517
54,364	QuantumScape Corp.*	365,326
		1,607,843
	BIOTECHNOLOGY — 8.0%
18,322	Arcturus Therapeutics Holdings, Inc.*	238,369
3,470	BioNTech S.E. - ADR*	369,451
255,697	Caribou Biosciences, Inc.*	322,178
33,268	CRISPR Therapeutics A.G.*,1	1,618,156
71,526	Editas Medicine, Inc.*	157,357
11,932	Moderna, Inc.*	329,204
22,646	Prime Medicine, Inc.*	55,936
58,014	Recursion Pharmaceuticals, Inc. - Class A*	293,551
26,449	Verve Therapeutics, Inc.*	297,022
		3,681,224
	BUILDING MATERIALS — 1.1%
8,997	Trex Co., Inc.*	489,257
	COMPUTERS — 8.5%
763	Crowdstrike Holdings, Inc. - Class A*	388,603
10,882	International Business Machines Corp.	3,207,796
13,528	Rapid7, Inc.*	312,903
		3,909,302
	COSMETICS/PERSONAL CARE — 0.6%
52,764	Honest Co., Inc.*	268,569
	ELECTRIC — 2.6%
36,314	Brookfield Renewable Corp.[1]	1,190,373
	ELECTRONICS — 4.9%
18,373	ABB Ltd. - ADR	1,096,317

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS (Continued)
2,812	Advanced Energy Industries, Inc.	$372,590
14,383	NEXTracker, Inc. - Class A*	782,004
		2,250,911
	ENERGY-ALTERNATE SOURCES — 5.2%
3,459	Enphase Energy, Inc.*	137,149
38,484	JinkoSolar Holding Co., Ltd. - ADR	816,631
3,207	Sunrun, Inc.*	26,233
135,471	T1 Energy, Inc.*	166,629
35,975	TPI Composites, Inc.*	30,913
81,895	Vestas Wind Systems A/S	1,224,341
		2,401,896
	FOOD — 8.2%
40,867	Natural Grocers by Vitamin Cottage, Inc.	1,604,030
13,273	Sprouts Farmers Market, Inc.*	2,185,266
		3,789,296
	HEALTHCARE-PRODUCTS — 0.3%
119,722	Pacific Biosciences of California, Inc.*	148,455
	HEALTHCARE-SERVICES — 0.1%
4,657	Ginkgo Bioworks Holdings, Inc.*	52,391
	INVESTMENT COMPANIES — 3.1%
35,324	HA Sustainable Infrastructure Capital, Inc.	948,802
67,799	Horizon Technology Finance Corp.	488,153
		1,436,955
	IRON/STEEL — 0.2%
2,177	Commercial Metals Co.	106,477
	OFFICE FURNISHINGS — 1.8%
25,360	Interface, Inc.	530,785
29,312	Steelcase, Inc. - Class A	305,724
		836,509
	REITS — 13.2%
8,007	Alexandria Real Estate Equities, Inc.	581,548
7,807	BXP, Inc.	526,738
7,942	Digital Realty Trust, Inc.	1,384,529
1,136	Equinix, Inc.	903,654
154,294	Hudson Pacific Properties, Inc.	422,766
12,283	Kilroy Realty Corp.	421,430
17,382	SL Green Realty Corp.	1,075,946

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
20,509	Vornado Realty Trust	$784,264
		6,100,875
	SEMICONDUCTORS — 29.9%
2,387	Analog Devices, Inc.	568,154
11,568	Applied Materials, Inc.	2,117,754
2,404	ASML Holding N.V.[1]	1,926,541
34,173	Infineon Technologies A.G.	1,448,716
21,397	Lam Research Corp.	2,082,784
10,061	QUALCOMM, Inc.	1,602,315
17,796	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,030,616
5,034	Wolfspeed, Inc.*	2,008
		13,778,888
	SOFTWARE — 1.9%
13,816	Tempus AI, Inc.*	877,869
	TELECOMMUNICATIONS — 1.5%
29,643	SK Telecom Co., Ltd. - ADR	692,164
	TOTAL COMMON STOCKS
	(Cost $39,991,254)	45,757,530
	TOTAL INVESTMENTS — 99.2%
	(Cost $39,991,254)	45,757,530
	Other Assets in Excess of Liabilities — 0.8%	388,083
	TOTAL NET ASSETS — 100.0%	$46,145,613

ADR – American Depository Receipt

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.